Retirement Plans (Tables)	12 Months Ended
Mar. 04, 2017
Retirement Plans
Schedule of net periodic pension expense and other changes recognized in other comprehensive income for the defined benefit pension plans and the nonqualified executive retirement plan

	Defined Benefit Pension Plan			Nonqualified Executive Retirement Plan
	2017	2016	2015	2017	2016	2015
Service cost	$1,291	$1,498	$2,543	$—	$—	$—
Interest cost	6,634	6,398	6,474	436	475	542
Expected return on plan assets	(4,512)	(6,330)	(7,339)	—	—	—
Amortization of unrecognized prior service cost	—	67	240	—	—	—
Amortization of unrecognized net loss (gain)	5,085	3,690	2,392	70	(574)	894

Net pension expense	$8,498	$5,323	$4,310	$506	$(99)	$1,436
Other changes recognized in other comprehensive loss:
Unrecognized net (gain) loss arising during period	$(3,979)	$7,369	$17,190	$70	$(574)	$894
Prior service cost arising during period	—	—	—	—	—	—
Amortization of unrecognized prior service costs	—	(67)	(240)	—	—	—
Amortization of unrecognized net (loss) gain	(5,085)	(3,690)	(2,392)	(70)	574	(894)

Net amount recognized in other comprehensive loss	(9,064)	3,612	14,558	—	—	—

Net amount recognized in pension expense and other comprehensive loss	$(566)	$8,935	$18,868	$506	$(99)	$1,436

Schedule of reconciliation for both benefit obligation and plan assets of defined benefit plans, as well as funded status and amounts recognized in balance sheet

	Defined Benefit Pension Plan		Nonqualified Executive Retirement Plan
	2017	2016	2017	2016
Change in benefit obligations:
Benefit obligation at end of prior year	$156,474	$167,256	$11,046	$12,685
Service cost	1,291	1,498	—	—
Interest cost	6,634	6,398	436	475
Distributions	(7,449)	(7,408)	(1,504)	(1,540)
Change due to change in assumptions	—	—	—	—
Actuarial loss (gain)	7,399	(11,270)	70	(574)

Benefit obligation at end of year	$164,349	$156,474	$10,048	$11,046

Change in plan assets:
Fair value of plan assets at beginning of year	$110,217	$129,934	$—	$—
Employer contributions	—	—	1,504	1,540
Actual return on plan assets	15,890	(12,309)	—	—
Distributions (including expenses paid by the plan)	(7,449)	(7,408)	(1,504)	(1,540)

Fair value of plan assets at end of year	$118,658	$110,217	$—	$—

Funded status	$(45,691)	$(46,257)	$(10,048)	$(11,046)

Net amount recognized	$(45,691)	$(46,257)	$(10,048)	$(11,046)

Amounts recognized in consolidated balance sheets consisted of:
Prepaid pension cost	$—	$—	$—	$—
Accrued pension liability	(45,691)	(46,257)	(10,048)	(11,046)

Net amount recognized	$(45,691)	$(46,257)	$(10,048)	$(11,046)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	$(44,761)	$(53,825)	$—	$—
Prior service cost	—	—	—	—

Amount recognized	$(44,761)	$(53,825)	$—	$—

Schedule of significant actuarial assumptions used for all defined benefit plans to determine benefit obligation

	Defined Benefit Pension Plan			Nonqualified Executive Retirement Plan
	2017	2016	2015	2017	2016	2015
Discount rate	4.00%	4.25%	4.00%	4.00%	4.25%	4.00%
Rate of increase in future compensation levels	N/A	N/A	N/A	N/A	N/A	N/A
Expected long-term rate of return on plan assets	6.50%	6.50%	6.50%	N/A	N/A	N/A

Schedule of weighted average assumptions used to determine net benefit cost

	Defined Benefit Pension Plan			Nonqualified Executive Retirement Plan
	2017	2016	2015	2017	2016	2015
Discount rate	4.25%	4.00%	4.50%	4.25%	4.00%	4.50%
Rate of increase in future compensation levels	N/A	N/A	N/A	N/A	N/A	N/A
Expected long-term rate of return on plan assets	6.50%	6.50%	7.75%	N/A	N/A	N/A

Schedule of pension plan asset allocations by asset category
	March 4, 2017	February 27, 2016
Equity securities	52%	49%
Fixed income securities	48%	51%

Total	100%	100%

Schedule of target allocation of plan assets
Category	Target Allocation
U.S. equities	39%
International equities	13%
U.S. fixed income	48%

Total	100%

Summary of the plan's investments measured at fair value on a recurring basis

	Fair Value Measurements at March 4, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
International equity	$—	$—	$—	$15,348
Large Cap	—	—	—	32,413
Small-Mid Cap	—	—	—	14,083
Fixed Income
Long Term Credit Bond Index	—	—	—	47,694
20+ Year Treasury STRIPS	—	—	—	7,563
Intermediate Fixed Income	—	—	—	639
Other types of investments
Short Term Investments	—	—	—	918

Total	$—	$—	$—	$118,658

	Fair Value Measurements at February 27, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
International equity	$—	$—	$—	$14,414
Large Cap	—	—	—	28,188
Small-Mid Cap	—	—	—	11,684
Fixed Income
Long Term Credit Bond Index	—	—	—	43,130
20+ Year Treasury STRIPS	—	—	—	10,929
Intermediate Fixed Income	—	—	—	41

	Fair Value Measurements at February 27, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other types of investments
Short Term Investments	—	—	—	1,831

Total	$—	$—	$—	$110,217

Schedule of future benefit payments expected to be paid

Fiscal Year	Defined Benefit Pension Plan	Nonqualified Executive Retirement Plan
2018	$8,091	$1,241
2019	8,190	1,217
2020	8,408	1,137
2021	8,587	969
2022	8,785	874
2023 - 2027	45,960	3,550

Total	$88,021	$8,988